Related Party Balances and Transactions (Details)							12 Months Ended
	Dec. 28, 2023 SGD ($)	Nov. 30, 2023 SGD ($)	Sep. 12, 2023 SGD ($)	Mar. 10, 2023 SGD ($)	Feb. 25, 2022 SGD ($)	Feb. 25, 2022 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)
Related Party Balances and Transactions [Line Items]
Working capital									$ 152,264
Renovation of total consideration					$ 3,492,997	$ 2,612,033							$ 3,085,865	$ 2,302,197
Agreement amounted													103,908	77,520
Revenue recognized									103,655		$ 194,300		2,981,957	2,224,676
Revolving Credit Facility [Member]
Related Party Balances and Transactions [Line Items]
Credit card settlements (in Dollars)							291,392
Overpayment (in Dollars)							11,575
Ms. Wong Wan Pei [Member]
Related Party Balances and Transactions [Line Items]
General working capital (in Dollars)	$ 240,000
Ms. Rhonda Wong [Member]
Related Party Balances and Transactions [Line Items]
Working capital								$ 256,050		$ 27,674
Shareholder loans															$ 1,203,207
Payment of loan								218,183
Service fee									250	183	288	$ 218	1,199	$ 896
Rental commission									2,100	1,537			$ 2,900
Ms. Rhonda Wong [Member] | Revolving Credit Facility [Member]
Related Party Balances and Transactions [Line Items]
Advertisement packages (in Dollars)			$ 110,000	$ 169,817
Ms. Race Wong [Member]
Related Party Balances and Transactions [Line Items]
Working capital								253,045		27,674
Shareholder loans															$ 522,408
Payment of loan								66,667
Service fee									$ 4,770	$ 3,491
Mr. David Loh [Member]
Related Party Balances and Transactions [Line Items]
Service fee							$ 11,000	$ 8,338
Revenue recognized											$ 511,040	$ 387,357
Ms. Wong Wan Pei [Member] | Revolving Credit Facility [Member]
Related Party Balances and Transactions [Line Items]
General working capital (in Dollars)		$ 200,000